Analysis of cash and cash equivalents (Details) € in Millions, £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Analysis of cash and cash equivalents
Cash and bank balances at central banks	£ 92,994		£ 104,262		£ 144,832
Trading assets	6,886		8,851		8,551
Other financial assets			139		19
Loans to banks	4,965		5,572		5,047
Cash and cash equivalents	104,845		118,824		158,449		£ 190,706
Cash collateral posted with bank counterparties	3,660		4,434		4,895
NatWest Markets N.V.
Analysis of cash and cash equivalents
Mandatory reserve deposits at central banks | €		€ 95		€ 132		€ 64
Royal Bank of Scotland International Limited
Analysis of cash and cash equivalents
Mandatory reserve deposits at central banks	£ 111		£ 135		£ 108